Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 28, 2020	Oct. 01, 2020
Temporary Equity [Line Items]
Shares Authorized	0	19,517,990		99,734,554
Shares Issued	0	19,517,988		58,948,067
Shares Outstanding	0	19,517,988		58,948,067
Net Carrying Value	$ 0	$ 171,833		$ 89,662
Aggregate Liquidation Preference	$ 0	$ 163,834		$ 96,834
Series A
Temporary Equity [Line Items]
Issue Price		$ 1.6427		$ 1.6427
Shares Authorized		35,199,610		35,199,610
Shares Issued		35,199,610		35,199,610
Shares Outstanding		35,199,610		35,199,610
Net Carrying Value		$ 57,408		$ 57,408
Aggregate Liquidation Preference		$ 57,822		$ 57,822
Series B
Temporary Equity [Line Items]
Issue Price		$ 1.6427	$ 1.6427	$ 1.6427	$ 1.6427	$ 1.6427
Shares Authorized		64,534,944		64,534,944
Shares Issued		64,534,933		23,748,457
Shares Outstanding		64,534,933		23,748,457
Net Carrying Value		$ 114,425		$ 32,254
Aggregate Liquidation Preference		$ 106,012		$ 39,012